Business Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Entity Information [Line Items]
Business Segment Information
SEGMENT INFORMATION

Operating segments are components of an enterprise that engage in business activities from which it may earn revenues and incur expenses, for which separate financial information is available, and is evaluated regularly by the chief operating decision maker in assessing performance and deciding how to allocate resources. Substantially all of our business consists of the generation, transmission, distribution and sale of electric energy conducted through IPL which is a vertically integrated electric utility. IPALCO’s reportable business segment is its utility segment, with all other nonutility business activities aggregated separately. The nonutility category primarily includes the 2018 IPALCO Notes, the 2020 IPALCO Notes and the 2024 IPALCO Notes; approximately $9.2 million and $8.3 million of cash and cash equivalents as of September 30, 2017 and December 31, 2016, respectively; long-term investments of $4.9 million and $5.2 million at September 30, 2017 and December 31, 2016, respectively; and income taxes and interest related to those items. All other assets represented less than 1% of IPALCO’s total assets as of September 30, 2017 and December 31, 2016. Net income for the utility segment was $105.5 million and $122.0 million for the nine-month periods ended September 30, 2017 and 2016, respectively, and $43.8 million and $51.9 million for the three-month periods ended September 30, 2017 and 2016, respectively. The accounting policies of the identified segment are consistent with those policies and procedures described in the summary of significant accounting policies. Intersegment sales, if any, are generally based on prices that reflect the current market conditions.

BUSINESS SEGMENT INFORMATION

Operating segments are components of an enterprise that engage in business activities from which it may earn revenues and incur expenses, for which separate financial information is available, and is evaluated regularly by the chief operating decision maker in assessing performance and deciding how to allocate resources. Substantially all of our business consists of the generation, transmission, distribution and sale of electric energy conducted through IPL which is a vertically integrated electric utility. IPALCO’s reportable business segment is its utility segment, with all other non-utility business activities aggregated separately. The non-utility category primarily includes the 2018 IPALCO Notes and the 2020 IPALCO Notes; approximately $8.3 million and $1.7 million of cash and cash equivalents, as of December 31, 2016 and 2015, respectively; long-term investments of $5.2 million as of December 31, 2016 and 2015; and income taxes and interest related to those items. All other assets represented less than 1% of IPALCO’s total assets as of December 31, 2016 and 2015. The accounting policies of the identified segment are consistent with those policies and procedures described in the summary of significant accounting policies. Intersegment sales, if any, are generally based on prices that reflect the current market conditions.

The following table provides information about IPALCO’s business segments (in millions):

	2016			2015			2014
	Utility	All Other	Total	Utility	All Other	Total	Utility	All Other	Total
Operating revenues	$1,347	—	$1,347	$1,250	—	$1,250	$1,322	—	$1,322
Depreciation and amortization	218	—	218	188	—	188	185	—	185
Income taxes	73	(11)	61	56	(25)	32	69	(21)	48
Net income	156	(25)	131	102	(42)	60	110	(32)	78
Utility plant - net of depreciation (1)	3,881	—	3,881	3,441	—	3,441	2,857	—	2,857
Capital expenditures	608	—	608	686	—	686	382	—	382

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(1)
Utility plant - net of depreciation for 2014 was not restated to reclassify capitalized software and its corresponding accumulated amortization balances to Intangible Assets - net  because it was impracticable to restate. This impacts Utility plant - net but has no impact on Total assets.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Business Segment Information
BUSINESS SEGMENT INFORMATION

Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker in assessing performance and deciding how to allocate resources. All of IPL’s current business consists of the generation, transmission, distribution and sale of electric energy, and therefore IPL had only one reportable segment.